CONSOLIDATED STATEMENTS OF PARTNERS' EQUITY Statement - USD ($) $ in Thousands	Total	Common Units [Member] Limited Partner, Public [Member]	Common Units [Member] Limited Partner, Affiliate [Member]	Subordinated Units [Member]	PBF LLC [Member] Common Units [Member] Limited Partner, Public [Member]	PBF LLC [Member] Common Units [Member] Limited Partner, Affiliate [Member]	PBF LLC [Member] Subordinated Units [Member]	PBF LLC [Member] Subordinated Units [Member] Limited Partner, Affiliate [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' Capital | Predecessor [Member]	$ 31,405
Partners' Capital	31,405	$ 0				$ 0		$ 0
Less: Net loss attributable to Predecessor	(6,415)
Net income (loss) | Predecessor [Member]	(6,415)
Net income (loss)	(6,415)	0				0		0
Partners' Capital Account, Contributions | Predecessor [Member]	29,554
Partners' Capital Account, Contributions	29,554	0				0		0
Limited partners' interest in net income attributable to the Partnership	0
Partners' Capital | Predecessor [Member]	54,544
Partners' Capital	54,544	0				0		0
Less: Net loss attributable to Predecessor	(14,402)
Net income (loss) | Predecessor [Member]	(14,402)
Net income (loss)	(14,402)	0				0		0
Partners' Capital Account, Contributions | Predecessor [Member]	58,227
Partners' Capital Account, Contributions	58,227	0				0		0
Limited partners' interest in net income attributable to the Partnership	0
Partners' Capital | Predecessor [Member]	98,369
Partners' Capital	98,369	0				0		0
Less: Net loss attributable to Predecessor | Predecessor [Member]	(12,122)
Less: Net loss attributable to Predecessor	(12,122)	0				0		0
Net income (loss)	17,842
Partners' Capital Account, Contributions | Predecessor [Member]	54,077
Partners' Capital Account, Contributions	54,077	0				0		0
Partners' Capital Account, Allocation Of Predecessor Investment | Predecessor [Member]	(30,906)
Partners' Capital Account, Allocation Of Predecessor Investment	0	0				143		30,763
Allocation Of Net Sponsor Investment To Unitholders | Predecessor [Member]	(39,279)
Allocation Of Net Sponsor Investment To Unitholders	0	(4,249)				43,528		0
Allocation Of Net Sponsor Investment To Unitholders - Toledo | Predecessor [Member]	(54,426)
Allocation Of Net Sponsor Investment To Unitholders - Toledo	0	(3,768)				58,194		0
Stockholders' Equity, Capital Contributions | Predecessor [Member]	0
Stockholders' Equity, Capital Contributions	1,669	0				1,669		0
Partners' Capital Account, Public Sale of Units | Predecessor [Member]	0
Partners' Capital Account, Public Sale of Units	340,957	340,957				0		0
Partners' Capital Account, Offering Costs | Predecessor [Member]	0
Partners' Capital Account, Offering Costs	5,000	5,000				0		0
Distribution to PBF LLC related to Offering | Predecessor [Member]	0
Distribution to PBF LLC related to Offering	328,664	0				1,525		327,139
Partners' Capital Account, Other Distributions | Predecessor [Member]	0
Partners' Capital Account, Other Distributions	270,000	0				270,000		0
Partners' Capital Account, Distributions | Predecessor [Member]	0
Partners' Capital Account, Distributions	14,916	7,397				211		7,308
Partners' Capital Account, Unit-based Compensation | Predecessor [Member]	0
Partners' Capital Account, Unit-based Compensation	1,086	1,086				0		0
Limited partners' interest in net income attributable to the Partnership | Predecessor [Member]	0
Limited partners' interest in net income attributable to the Partnership	29,964	14,740				415		14,809
Partners' Capital | Predecessor [Member]	15,713
Partners' Capital	$ (104,580)	$ 336,369	$ (167,787)	$ (288,875)	$ 336,369	$ (167,787)	$ (288,875)	$ (288,875)